Financial Instrument, Risk Management and Fair Value Measurements, Derivatives Fair Value Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value and balance sheet presentation of derivative instruments
Derivative amounts netted on the statement of financial position	$ 0.0	$ 0.0
Derivative assets, net amount	11.7	6.7
Derivative liabilities, net amount	(0.3)	(2.3)
Net derivative assets (liabilities)	11.4	4.4
Net derivative assets (liabilities), net amounts	11.4	4.4
Prepaid and Other Current Assets
Fair value and balance sheet presentation of derivative instruments
Derivative assets	19.8	8.2
Derivative amounts netted on the statement of financial position	(8.1)	(1.5)
Derivative assets, net amount	11.7	6.7
Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative amounts netted on the statement of financial position	8.1	1.5
Derivative liabilities	(8.4)	(3.8)
Derivative liabilities, net amount	(0.3)	(2.3)
Foreign exchange contracts | Prepaid and Other Current Assets
Fair value and balance sheet presentation of derivative instruments
Derivative assets	19.8	8.2
Derivative amounts netted on the statement of financial position	(8.1)	(1.5)
Derivative assets, net amount	11.7	6.7
Foreign exchange contracts | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative amounts netted on the statement of financial position	8.1	1.5
Derivative liabilities	(8.2)	(3.8)
Derivative liabilities, net amount	(0.1)	(2.3)
Interest rate contracts | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative amounts netted on the statement of financial position	0.0
Derivative liabilities	(0.2)
Derivative liabilities, net amount	(0.2)
Designated as Cash Flow Hedges | Cash Flow Hedging
Fair value and balance sheet presentation of derivative instruments
Net derivative assets (liabilities)	10.1	3.4
Designated as Cash Flow Hedges | Cash Flow Hedging | Prepaid and Other Current Assets
Fair value and balance sheet presentation of derivative instruments
Derivative assets	18.3	7.0
Designated as Cash Flow Hedges | Cash Flow Hedging | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative liabilities	(8.2)	(3.6)
Designated as Cash Flow Hedges | Cash Flow Hedging | Foreign exchange contracts | Prepaid and Other Current Assets
Fair value and balance sheet presentation of derivative instruments
Derivative assets	18.3	7.0
Designated as Cash Flow Hedges | Cash Flow Hedging | Foreign exchange contracts | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative liabilities	(8.0)	(3.6)
Designated as Cash Flow Hedges | Cash Flow Hedging | Interest rate contracts | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative liabilities	(0.2)
Not Designated as Hedging Instruments
Fair value and balance sheet presentation of derivative instruments
Net derivative assets (liabilities)	1.3	1.0
Not Designated as Hedging Instruments | Prepaid and Other Current Assets
Fair value and balance sheet presentation of derivative instruments
Derivative assets	1.5	1.2
Not Designated as Hedging Instruments | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative liabilities	(0.2)	(0.2)
Not Designated as Hedging Instruments | Foreign exchange contracts | Prepaid and Other Current Assets
Fair value and balance sheet presentation of derivative instruments
Derivative assets	1.5	1.2
Not Designated as Hedging Instruments | Foreign exchange contracts | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative liabilities	(0.2)	$ (0.2)
Not Designated as Hedging Instruments | Interest rate contracts | Accured and Other Liabilities
Fair value and balance sheet presentation of derivative instruments
Derivative liabilities	$ 0.0